Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted-
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2022
Trade accounts payable		8,895	405	—	—	—	9,300
Due to related parties		—	2,873	—	—	—	2,873
Other payables and accruals*		8,780	10,733	6,669	—	—	26,182
Other non-current liabilities*		—	—	—	79	—	79
Lease liabilities		1,642	3,125	14,453	47,067	—	66,287
Variable interest loans	6.50%	13,622	22,188	104,684	900,841	26,274	1,067,609
Total		32,939	39,324	125,806	947,987	26,274	1,172,330
December 31, 2023
Trade accounts payable		9,224	106	—	—	—	9,330
Other payables and accruals*		2,306	3,901	7,418	—	—	13,625
Lease liabilities		2,717	5,260	24,317	68,862	—	101,156
Total		14,247	9,267	31,735	68,862	—	124,111
*	Non-financial liabilities are excluded.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	Total
December 31, 2022
Interest rate swaps	(7)	—	(2,514)	(1,222)	(3,743)
Total	(7)	—	(2,514)	(1,222)	(3,743)

Summary of credit risk exposure

	As of
	December 31,
	2022	2023
Cash and cash equivalents	198,122	11,887
Short-term cash deposits	25,000	—
Trade and other receivables	11,185	24,444
Due from related parties	—	15,295
Derivative financial instruments	3,576	—